Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000089840
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%	3.28%			3.78%
C000089841
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	3.26%			3.39%
C000178390
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%	4.38%			4.47%
C000089843
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	4.30%			4.42%
C000089839
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%	4.40%			4.50%
C000192625
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	(0.42%)	0.59%
C000192624
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	(0.48%)	0.54%
C000192626
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%	(0.40%)	0.60%
C000066911
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%	(1.57%)			1.11%
C000066912
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	(1.55%)			0.75%
C000178355
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	(0.45%)			1.86%
C000166202
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%	(0.43%)			1.89%
C000066913
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	(0.53%)			1.79%
C000004307
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%	(0.41%)			1.92%
C000089691
Average Annual Return [Line Items]
Average Annual Return, Percent	1.93%	(1.55%)			1.06%
C000053055
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%	(1.53%)			0.69%
C000178345
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	(0.40%)			1.82%
C000166200
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	(0.38%)			1.87%
C000053056
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%	(0.51%)			1.73%
C000004301
Average Annual Return [Line Items]
Average Annual Return, Percent	6.37%	(0.35%)			1.90%
C000043470
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	0.87%			1.64%
C000004337
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%	0.89%			1.26%
C000178370
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%	1.95%			2.33%
C000166204
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%	1.95%			2.33%
C000004336
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	1.91%			2.29%
C000066918
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%	1.99%			2.36%
C000155368
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.60%)	1.00%			2.91%
C000155369
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.00%			2.53%
C000178433
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%	2.12%			3.65%
C000155371
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	2.06%			3.58%
C000089692
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.19%)	0.54%			1.69%
C000004331
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%	0.59%			1.36%
C000178365
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.71%			2.47%
C000004330
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	1.61%			2.38%
C000089834
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%	9.68%			6.55%
C000089835
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%	10.17%			6.39%
C000178385
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%	11.37%			7.54%
C000089837
Average Annual Return [Line Items]
Average Annual Return, Percent	14.97%	11.25%			7.46%
C000089838
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	11.45%			7.64%
C000043465
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.53%)	3.60%			2.19%
C000004270
Average Annual Return [Line Items]
Average Annual Return, Percent	0.52%	4.05%			2.02%
C000178325
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%	5.20%			3.14%
C000166197
Average Annual Return [Line Items]
Average Annual Return, Percent	1.72%	5.27%			3.23%
C000004269
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%	5.09%			3.05%
C000066901
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	5.30%			3.25%
C000152724
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%	4.72%			3.80%
C000152725
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%	5.17%			3.63%
C000178428
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%	6.34%			4.77%
C000152727
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%	6.22%			4.68%
C000152728
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%	6.44%			4.88%
C000174738
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%	6.57%		4.03%
C000174739
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	7.01%		3.98%
C000178443
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%	8.21%		5.09%
C000174742
Average Annual Return [Line Items]
Average Annual Return, Percent	14.65%	8.09%		4.98%
C000174743
Average Annual Return [Line Items]
Average Annual Return, Percent	14.93%	8.30%		5.18%
Without Sales Load [Member] | C000089840
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%	4.08%			4.17%
Without Sales Load [Member] | C000066911
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	(0.82%)			1.50%
Without Sales Load [Member] | C000089691
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%	(0.79%)			1.45%
Without Sales Load [Member] | C000043470
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	1.64%			2.03%
Without Sales Load [Member] | C000155368
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	1.78%			3.30%
Without Sales Load [Member] | C000089692
Average Annual Return [Line Items]
Average Annual Return, Percent	3.70%	1.31%			2.08%
Without Sales Load [Member] | C000089834
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%	10.98%			7.18%
Without Sales Load [Member] | C000043465
Average Annual Return [Line Items]
Average Annual Return, Percent	1.29%	4.83%			2.80%
Without Sales Load [Member] | C000152724
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%	5.96%			4.41%
Without Sales Load [Member] | C000174738
Average Annual Return [Line Items]
Average Annual Return, Percent	14.42%	7.83%		4.74%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%			2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%			2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%			2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%			2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%			2.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)	0.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)	0.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)	0.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg Municipal Bond Index TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg Municipal Bond Index TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg Municipal Bond Index TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg Municipal Bond Index TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg Municipal Bond Index TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg Municipal Bond Index TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg Municipal Bond Index TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
Bloomberg Municipal Bond Index TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%			2.42%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%			11.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)			1.90%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.69%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.69%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.69%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.69%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	17.05%		14.69%
Opportunistic Credit Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	4.13%			4.94%
Opportunistic Credit Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	4.13%			4.94%
Opportunistic Credit Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	4.13%			4.94%
Opportunistic Credit Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	4.13%			4.94%
Opportunistic Credit Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	4.13%			4.94%
Long Duration Bond Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	0.36%	1.16%
Long Duration Bond Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	0.36%	1.16%
Long Duration Bond Fund Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	0.36%	1.16%
ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	1.66%			1.74%
ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	1.66%			1.74%
ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	1.66%			1.74%
ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	1.66%			1.74%
ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	1.66%			1.74%
ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	1.66%			1.74%
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	2.28%			3.62%
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	2.28%			3.62%
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	2.28%			3.62%
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	2.28%			3.62%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	1.37%			2.29%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	1.37%			2.29%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	1.37%			2.29%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	1.37%			2.29%
S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	12.81%			7.43%
S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	12.81%			7.43%
S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	12.81%			7.43%
S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	12.81%			7.43%
S&P Global Infrastructure Index (Net TR)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	12.81%			7.43%
FTSE EPRA Nareit Developed Index NET
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	5.90%			3.02%
FTSE EPRA Nareit Developed Index NET
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	5.90%			3.02%
FTSE EPRA Nareit Developed Index NET
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	5.90%			3.02%
FTSE EPRA Nareit Developed Index NET
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	5.90%			3.02%
FTSE EPRA Nareit Developed Index NET
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	5.90%			3.02%
FTSE EPRA Nareit Developed Index NET
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	5.90%			3.02%
Multi-Strategy Income Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	5.30%			5.07%
Multi-Strategy Income Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	5.30%			5.07%
Multi-Strategy Income Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	5.30%			5.07%
Multi-Strategy Income Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	5.30%			5.07%
Multi-Strategy Income Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	5.30%			5.07%
Multi-Asset Strategy Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%	9.34%		8.18%
Multi-Asset Strategy Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%	9.34%		8.18%
Multi-Asset Strategy Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%	9.34%		8.18%
Multi-Asset Strategy Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%	9.34%		8.18%
Multi-Asset Strategy Fund Success Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%	9.34%		8.18%